Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2022-1
Statement to Securityholders
Determination Date: April 10, 2024

Payment Date	4/15/2024
Collection Period Start	3/1/2024
Collection Period End	3/31/2024
Interest Period Start	3/15/2024
Interest Period End	4/14/2024

Cut-Off Date Net Pool Balance	$2,025,808,403.15
Cut-Off Date Adjusted Pool Balance	$1,899,077,623.74

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	May-23
Class A-2 Notes	$—	$—	$—	—	Jun-25
Class A-3 Notes	$659,739,661.37	$37,381,419.19	$622,358,242.18	0.938431	Apr-27
Class A-4 Notes	$150,730,000.00	$—	$150,730,000.00	1.000000	Sep-27
Class B Notes	$18,990,000.00	$—	$18,990,000.00	1.000000	Oct-27
Class C Notes	$18,990,000.00	$—	$18,990,000.00	1.000000	Dec-27
Class D Notes	$18,980,000.00	$—	$18,980,000.00	1.000000	Sep-28
Total Notes	$867,429,661.37	$37,381,419.19	$830,048,242.18

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$924,559,301.04	$884,634,082.76	0.436682
YSOC Amount	$52,381,945.61	$49,838,146.52
Adjusted Pool Balance	$872,177,355.43	$834,795,936.24
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$4,747,694.06	$4,747,694.06
Reserve Account Balance	$4,747,694.06	$4,747,694.06

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	1.40500%	ACT/360	$—
Class A-2 Notes	$—	2.71000%	30/360	$—
Class A-3 Notes	$659,739,661.37	3.17000%	30/360	$1,742,812.27
Class A-4 Notes	$150,730,000.00	3.32000%	30/360	$417,019.67
Class B Notes	$18,990,000.00	3.59000%	30/360	$56,811.75
Class C Notes	$18,990,000.00	3.93000%	30/360	$62,192.25
Class D Notes	$18,980,000.00	4.43000%	30/360	$70,067.83
Total Notes	$867,429,661.37			$2,348,903.77

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$924,559,301.04	$884,634,082.76
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$872,177,355.43	$834,795,936.24
Number of Receivables Outstanding	63,369	62,151
Weighted Average Contract Rate	3.60%	3.60%
Weighted Average Remaining Term (months)	38.8	37.9

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$2,652,151.33
Principal Collections	$39,669,529.60
Liquidation Proceeds	$327,795.07
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$42,649,476.00
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$42,649,476.00

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$770,466.08	$770,466.08	$—	$—	$41,879,009.92
Interest - Class A-1 Notes	$—	$—	$—	$—	$41,879,009.92
Interest - Class A-2 Notes	$—	$—	$—	$—	$41,879,009.92
Interest - Class A-3 Notes	$1,742,812.27	$1,742,812.27	$—	$—	$40,136,197.65
Interest - Class A-4 Notes	$417,019.67	$417,019.67	$—	$—	$39,719,177.98
First Allocation of Principal	$—	$—	$—	$—	$39,719,177.98
Interest - Class B Notes	$56,811.75	$56,811.75	$—	$—	$39,662,366.23
Second Allocation of Principal	$—	$—	$—	$—	$39,662,366.23
Interest - Class C Notes	$62,192.25	$62,192.25	$—	$—	$39,600,173.98
Third Allocation of Principal	$13,653,725.13	$13,653,725.13	$—	$—	$25,946,448.85
Interest - Class D Notes	$70,067.83	$70,067.83	$—	$—	$25,876,381.02
Fourth Allocation of Principal	$18,980,000.00	$18,980,000.00	$—	$—	$6,896,381.02
Reserve Account Deposit Amount	$—	$—	$—	$—	$6,896,381.02
Regular Principal Distribution Amount	$4,747,694.06	$4,747,694.06	$—	$—	$2,148,686.96
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$2,148,686.96
Remaining Funds to Certificates	$2,148,686.96	$2,148,686.96	$—	$—	$—
Total	$42,649,476.00	$42,649,476.00	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$52,381,945.61
Increase/(Decrease)	$(2,543,799.09)
Ending YSOC Amount	$49,838,146.52

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$872,177,355.43	$834,795,936.24
Note Balance	$867,429,661.37	$830,048,242.18
Overcollateralization (Adjusted Pool Balance - Note Balance)	$4,747,694.06	$4,747,694.06
Target Overcollateralization Amount	$4,747,694.06	$4,747,694.06
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$4,747,694.06
Beginning Reserve Account Balance	$4,747,694.06
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$4,747,694.06

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.03%	26	$255,688.68
Liquidation Proceeds of Defaulted Receivables[1]	0.04%	137	$327,795.07
Monthly Net Losses (Liquidation Proceeds)			$(72,106.39)
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.18%
Second Preceding Collection Period			0.42%
Preceding Collection Period			0.26%
Current Collection Period			(0.10)%
Four-Month Average Net Loss Ratio			0.19%
Cumulative Net Losses for All Periods			$3,773,654.23
Cumulative Net Loss Ratio			0.19%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.30%	147	$2,655,599.96
60-89 Days Delinquent	0.11%	52	$980,252.20
90-119 Days Delinquent	0.02%	7	$171,288.01
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.43%	206	$3,807,140.17

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		10	$227,432.56
Total Repossessed Inventory		11	$248,363.68

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		59	$1,151,540.21
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.15%
Second Preceding Collection Period			0.14%
Preceding Collection Period			0.12%
Current Collection Period			0.13%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of March 2024.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.71	0.08%	40	0.06%